Property, Plant and Equipment Market Risk (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount Rate Increase 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	CAD (986.9)	CAD (1,096.6)
Discount Rate Increase 1% | Southeast Saskatchewan (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(559.4)	(605.4)
Discount Rate Increase 1% | Southwest Saskatchewan (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(209.6)	(222.6)
Discount Rate Increase 1% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		0.0
Discount Rate Increase 1% | Southern Alberta (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(114.3)	(134.0)
Discount Rate Increase 1% | Northern U.S. (2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	(58.2)
Discount Rate Increase 1% | Utah (2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(103.6)	(76.4)
Discount Rate Decrease 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	1,107.8	1,219.2
Discount Rate Decrease 1% | Southeast Saskatchewan (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	627.7	666.9
Discount Rate Decrease 1% | Southwest Saskatchewan (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	235.6	249.6
Discount Rate Decrease 1% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		0.0
Discount Rate Decrease 1% | Southern Alberta (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	128.1	150.1
Discount Rate Decrease 1% | Northern U.S. (2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	66.8
Discount Rate Decrease 1% | Utah (2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	116.4	85.8
Commodity Prices Increase 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	1,489.5	1,408.1
Commodity Prices Increase 5% | Southeast Saskatchewan (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	831.9	666.9
Commodity Prices Increase 5% | Southwest Saskatchewan (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	306.0	311.3
Commodity Prices Increase 5% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		0.0
Commodity Prices Increase 5% | Southern Alberta (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	176.7	204.6
Commodity Prices Increase 5% | Northern U.S. (2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	96.3
Commodity Prices Increase 5% | Utah (2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	174.9	129.0
Commodity Prices Decrease 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(1,494.7)	(1,651.0)
Commodity Prices Decrease 5% | Southeast Saskatchewan (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(839.6)	(891.9)
Commodity Prices Decrease 5% | Southwest Saskatchewan (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(305.7)	(321.7)
Commodity Prices Decrease 5% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		0.0
Commodity Prices Decrease 5% | Southern Alberta (1)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(175.8)	(209.7)
Commodity Prices Decrease 5% | Northern U.S. (2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	(99.8)
Commodity Prices Decrease 5% | Utah (2)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	CAD (173.6)	CAD (127.9)